Note I - Other Borrowed Funds (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate, Total	$ 29,758
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate, Total	0
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	205,559
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	119,302
Notes Payable to Bank, Total	405
Director [Member]
Notes Payable, Related Parties	$ 3,558
Promissory Notes [Member]
Debt, Weighted Average Interest Rate	2.73%	2.83%
FHLB Line of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 80,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	80,000
Letters of Credit Outstanding, Amount	$ 56,500	$ 51,700
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.53%
Minimum [Member] | Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.31%
Maximum [Member] | Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.09%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.39%	2.36%
FHLB Stock [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 5,365
Residential Real Estate [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	301,244
Commercial Loans [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 69,683